UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     August 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $222,621 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100000 Wells Fargo Pfd DEP   PFD                               0  1590000 SH       SOLE                  1590000
Abbott Laboratories            COM              002824100      227     5051 SH       SOLE                     5051
Accuray Inc                    COM                              73    10475 SH       SOLE                    10475
American Express               COM              025816109      753    26568 SH       SOLE                    26568
Amgen Inc                      COM                            1267    20330 SH       SOLE                    20330
AT&T                           COM              001957109      398    15180 SH       SOLE                    15180
Bed Bath & Beyond              COM                            2009    57805 SH       SOLE                    57805
Berkshire Hathaway Class B     COM              084670207    59237    18625 SH       SOLE                    18625
BP plc ADR                     COM              055622104      355     7100 SH       SOLE                     7100
Bristol-Myers Squibb           COM              110122108      767    35275 SH       SOLE                    35275
Burlington Northern Santa Fe   COM                            2518    32045 SH       SOLE                    32045
Casavant Int'l Mng Corp *Restr COM                               0    25600 SH       SOLE                    25600
Caterpillar Inc                COM              149123101      577    13100 SH       SOLE                    13100
Central Fund of Canada Cl A                     153501101     8915   744795 SH       SOLE                   744795
Chevron                        COM              166764100      274     3950 SH       SOLE                     3950
cisco Systems                  COM              17275R102      360    16375 SH       SOLE                    16375
CMKM Diamonds                  COM              125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                      COM              191216100    15999   321010 SH       SOLE                   321010
ConocoPhillips                 COM              20825C104     4837   110655 SH       SOLE                   110655
Diageo PLC ADR                 COM                            5183    83090 SH       SOLE                    83090
Dodge & Cox Balanced Fd                                        413     7154 SH       SOLE                     7154
Dominion Resources Black Warri COM              25746Q108     2045   125075 SH       SOLE                   125075
Dover Corporation              COM                             384    11300 SH       SOLE                    11300
Dow Chemical                   COM              260543103     4152   196130 SH       SOLE                   196130
Duke Energy                    COM              264399106      266    17200 SH       SOLE                    17200
E*Trade Group                  COM                              25    16400 SH       SOLE                    16400
Express Scripts                COM              302182100      203     2900 SH       SOLE                     2900
Exxon Mobil                    COM              30231G102     5874    83454 SH       SOLE                    83454
First Industrial Realty        COM                              91    21500 SH       SOLE                    21500
General Electric               COM              369604103     1611   120213 SH       SOLE                   120213
Guaranty Financial             COM                               5    44000 SH       SOLE                    44000
Home Depot                     COM              437076102     6912   266472 SH       SOLE                   266472
Honeywell Intl                 COM              438516106     2087    60140 SH       SOLE                    60140
Illinois Tool Works            COM                            2758    68025 SH       SOLE                    68025
IMS Health                     COM              449934108     1481   123375 SH       SOLE                   123375
Ingersoll Rand Cl A            COM                             289    10000 SH       SOLE                    10000
Int'l Business Machines        COM              459200101     1046     8871 SH       SOLE                     8871
Intel                          COM              458140100      200    10380 SH       SOLE                    10380
Johnson & Johnson              COM              478160104    16287   267483 SH       SOLE                   267483
Kraft Foods Cl A               COM                            2521    88952 SH       SOLE                    88952
Lilly Eli & Company            COM              532457108     5082   145645 SH       SOLE                   145645
Lowe's Companies               COM              548661107     1791    79745 SH       SOLE                    79745
M&T Bank                       COM                             576     9875 SH       SOLE                     9875
Mattel Inc                     COM                             928    52800 SH       SOLE                    52800
McDermott Int'l                COM              580037109      245    12550 SH       SOLE                    12550
McDonalds Corp                 COM              580135101      320     5815 SH       SOLE                     5815
Merck & Co                     COM              589331107    18208   606745 SH       SOLE                   606745
Moody's Corporation            COM              615369105     5175   218000 SH       SOLE                   218000
Norfolk Southern               COM              655844108      244     5650 SH       SOLE                     5650
Pepsico                        COM              713448108     1341    23629 SH       SOLE                    23629
Pfizer Incorporated            COM              717081103     1739   109135 SH       SOLE                   109135
Philip Morris Int'l            COM                             282     6041 SH       SOLE                     6041
Procter & Gamble               COM              742718109     2937    52912 SH       SOLE                    52912
Schering CvPfd 6%(CR 7.421-9.0                  806605705      248     1065 SH       SOLE                     1065
Sysco                          COM              871829107      374    15750 SH       SOLE                    15750
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     7403   362730 SH       SOLE                   362730
USG Corp                       COM              903293405    12207   863265 SH       SOLE                   863265
Vanguard 500 Index Fd                                          364     4834 SH       SOLE                     4834
Vanguard Star Fd                                               194    11970 SH       SOLE                1    1970
Wells Fargo & Co               COM              949746101     8160   333609 SH       SOLE                   333609
YUM! Brands                    COM              895953107      468    13200 SH       SOLE                    13200
Zimmer Holdings                COM                            1782    38240 SH       SOLE                    38240